Acquisitions and Dispositions (Results of Operations and Pro Forma Information) (Narrative) (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Dominion Energy
Business Acquisition [Line Items]
Merger and integration related costs	$ 10,000,000	$ 14,000,000
SCANA
Business Acquisition [Line Items]
Increase in operating revenue	909,000,000	1,100,000,000
Decrease in net income	102,000,000	1,200,000,000
Merger and integration related costs		548,000,000
SCANA | Dominion Energy
Business Acquisition [Line Items]
Merger and integration related costs	443,000,000	567,000,000
SCANA | Dominion Energy | Voluntary Retirement Program
Business Acquisition [Line Items]
Merger and integration related costs	423,000,000	423,000,000
SCANA | Dominion Energy | Other operations and maintenance
Business Acquisition [Line Items]
Merger and integration related costs	20,000,000	135,000,000
SCANA | Dominion Energy | Interest and related charges
Business Acquisition [Line Items]
Merger and integration related costs	$ 0	$ 9,000,000